Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000107966
Shareholder Report [Line Items]
Fund Name	Dynamic International Opportunity Fund
Class Name	Class I
Trading Symbol	ICCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dynamic International Opportunity Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 1 (855) USE-ETFS
Additional Information Phone Number	1 (855) USE-ETFS
Additional Information Website	https://www.innealtafunds.com/#front-page-3
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	1.24%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Dynamic International Opportunity Fund	2.87%	7.09%	4.26%	3.27%
3141 - 70% - MSCI AC World Ex USA Net / 30% - Bloomberg Agg	2.98%	8.38%	3.41%	2.71%
Bloomberg Global Aggregate Index	- 3.17%	0.92%	- 2.02%	- 0.42%
MSCI ACWI ex USA Net (USD)	5.69%	11.62%	5.55%	3.84%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 107,385,466
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 494,022
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$107,385,466
Number of Portfolio Holdings	31
Advisory Fee (net of waivers)	$494,022
Portfolio Turnover	39%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	15.6%
Exchange-Traded Funds	69.9%
Money Market Funds	14.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	18.2%
First American Treasury Obligations Fund, Class X	16.9%
Franklin FTSE Japan ETF	9.4%
iShares MSCI France ETF	5.7%
Franklin FTSE United Kingdom ETF	5.1%
Franklin FTSE India ETF	4.4%
iShares China Large-Cap ETF	4.2%
iShares MSCI India ETF	4.1%
iShares MSCI Italy ETF	3.9%
iShares MSCI Netherlands ETF	3.7%

Updated Prospectus Web Address	https://www.innealtafunds.com/#front-page-3
C000108013
Shareholder Report [Line Items]
Fund Name	Dynamic International Opportunity Fund
Class Name	Class N
Trading Symbol	ICCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dynamic International Opportunity Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 1 (855) USE-ETFS
Additional Information Phone Number	1 (855) USE-ETFS
Additional Information Website	https://www.innealtafunds.com/#front-page-3
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$74	1.49%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.49%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Dynamic International Opportunity Fund	2.78%	6.86%	4.00%	3.01%
3141 - 70% - MSCI AC World Ex USA Net / 30% - Bloomberg Agg	2.98%	8.38%	3.41%	2.71%
Bloomberg Global Aggregate Index	- 3.17%	0.92%	- 2.02%	- 0.42%
MSCI ACWI ex USA Net (USD)	5.69%	11.62%	5.55%	3.84%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 107,385,466
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 494,022
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$107,385,466
Number of Portfolio Holdings	31
Advisory Fee (net of waivers)	$494,022
Portfolio Turnover	39%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	15.6%
Exchange-Traded Funds	69.9%
Money Market Funds	14.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	18.2%
First American Treasury Obligations Fund, Class X	16.9%
Franklin FTSE Japan ETF	9.4%
iShares MSCI France ETF	5.7%
Franklin FTSE United Kingdom ETF	5.1%
Franklin FTSE India ETF	4.4%
iShares China Large-Cap ETF	4.2%
iShares MSCI India ETF	4.1%
iShares MSCI Italy ETF	3.9%
iShares MSCI Netherlands ETF	3.7%

Updated Prospectus Web Address	https://www.innealtafunds.com/#front-page-3
C000107964
Shareholder Report [Line Items]
Fund Name	Dynamic U.S. Opportunity Fund
Class Name	Class I
Trading Symbol	ICSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dynamic U.S. Opportunity Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 1 (855) USE-ETFS.
Additional Information Phone Number	1 (855) USE-ETFS
Additional Information Website	https://www.innealtafunds.com/#front-page-3
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	1.24%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Dynamic U.S. Opportunity Fund	5.37%	10.95%	10.72%	8.36%
3142 - 70% S&P 500 TR / 30% - Bloomberg US Agg	10.32%	17.66%	10.53%	9.51%
Bloomberg U.S. Aggregate Bond Index	- 0.71%	2.63%	- 0.23%	1.35%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 129,545,971
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 557,078
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$129,545,971
Number of Portfolio Holdings	20
Advisory Fee (net of waivers)	$557,078
Portfolio Turnover	65%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	22.1%
Exchange-Traded Funds	66.6%
Money Market Funds	11.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
Updated Prospectus Web Address	https://www.innealtafunds.com/#front-page-3
C000107965
Shareholder Report [Line Items]
Fund Name	Dynamic U.S. Opportunity Fund
Class Name	Class N
Trading Symbol	ICSNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dynamic U.S. Opportunity Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 1 (855) USE-ETFS.
Additional Information Phone Number	1 (855) USE-ETFS
Additional Information Website	https://www.innealtafunds.com/#front-page-3
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$74	1.49%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.49%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Dynamic U.S. Opportunity Fund	5.30%	10.73%	10.45%	8.10%
3142 - 70% S&P 500 TR / 30% - Bloomberg US Agg	10.32%	17.66%	10.53%	9.51%
Bloomberg U.S. Aggregate Bond Index	- 0.71%	2.63%	- 0.23%	1.35%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 129,545,971
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 557,078
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$129,545,971
Number of Portfolio Holdings	20
Advisory Fee (net of waivers)	$557,078
Portfolio Turnover	65%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	22.1%
Exchange-Traded Funds	66.6%
Money Market Funds	11.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
Updated Prospectus Web Address	https://www.innealtafunds.com/#front-page-3